Related Party Transactions - Schedule of Outstanding Balances Arising from Transactions with Related Parties (Details) - AUD ($)	Dec. 30, 2024		Jun. 30, 2024		Jun. 30, 2023
Receivables from related parties
Prepayment	$ 33,088	[1]	$ 33,088	[1]	$ 33,088	[2]
Trade receivables		[3]	8,250	[3],[4]	8,280	[4]
Total Accounts receivables from related parties	33,088		41,338		41,368
Payables to related parties [Member]
Payables to related parties
Payables to by key management personnel directly		[5]	$ 224,488	[5],[6]	$ 211,869	[6]

[1]	During August 2022, the company as per agreement with Asiana Trading corporation paid first deposit for its future order. Asiana Trading Corporation is an entity associated with Jeff Olyniec, a director of the Company. The balance is included within Prepayments and other assets in the Condensed Consolidated Statement of Financial Position.
[2]	During August 2022, the company as per agreement with Asiana Trading corporation paid first deposit for its future order. Asiana Trading Corporation is an entity associated with Jeff Olyniec, a director of the Company. The balance is included within Prepayments and other assets in the Condensed Consolidated Statement of Financial Position.
[3]	During the year 30 June 2022, the Company entered into agreement with Lifestyle Breakthrough Pty Ltd. an entity associated with Nathan Givoni and Simon H. Szewach , directors of the Company for sale of goods & service. The balance is included in Trade and other receivables in the Condensed Consolidated Statement of Financial Position and the amount has been written back during the current financial year.
[4]	During the year 30 June 2022, the Company entered into agreement with Lifestyle Breakthrough Pty Ltd. an entity associated with Nathan Givoni and Simon H. Szewach , directors of the Company for sale of goods & service. The balance is included in Trade and other receivables in the Condensed Consolidated Statement of Financial Position.
[5]	Payables to key management personnel are included within Wages payables in Note 18.
[6]	Payables to key management personnel are included within Wages payables in Note 21.